Shareholder Report	12 Months Ended	21 Months Ended	35 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity Sustainable Target Date 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity® Sustainable Target Date 2015 Fund
Trading Symbol	FSVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2015 Fund	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2015 Fund $10,000 $10,805 $11,336 $12,456 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 $12,477 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2015 Fund 9.89% 7.90% Fidelity Sustainable Target Date 2015 Composite Index℠ 9.34% 7.96% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,599,528	$ 1,599,528	$ 1,599,528
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 5,363
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 59.4 International Equity Funds 19.4 Domestic Equity Funds 19.0 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 International Equity Funds - 19.4 Domestic Equity Funds - 19.0 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.8 Fidelity Series Sustainable U.S. Market Fund 19.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 13.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.9 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 2.2 Fidelity Series Long-Term Treasury Bond Index Fund 1.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2065 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class I
Trading Symbol	FTHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,963 $12,541 $15,063 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 20.10% 15.23% Fidelity Sustainable Target Date 2065 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,854,819	$ 6,854,819	$ 6,854,819
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 25,141
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class A
Trading Symbol	FSXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,603 $11,073 $12,605 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 $13,445 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 7.29% 8.34% Class A (without 5.75% sales charge) 13.84% 10.58% Fidelity Sustainable Target Date 2030 Composite Index℠ 13.31% 10.79% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,750,333	$ 13,750,333	$ 13,750,333
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 44,190
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%

Holdings [Text Block]	Bond Funds 39.1 Domestic Equity Funds 32.0 International Equity Funds 28.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.1 Domestic Equity Funds - 32.0 International Equity Funds - 28.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 21.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.3 Fidelity Series Sustainable Emerging Markets Fund 9.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.3 Fidelity Series Treasury Bill Index Fund 0.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2045 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity® Sustainable Target Date 2045 Fund Class K6
Trading Symbol	FSYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $11,977 $12,587 $15,147 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 $14,932 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 20.34% 15.45% Fidelity Sustainable Target Date 2045 Composite Index℠ 18.82% 14.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 14,333,521	$ 14,333,521	$ 14,333,521
Holdings Count | shares	7	7	7
Advisory Fees Paid, Amount	$ 51,534
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 51.6 International Equity Funds 41.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.6 International Equity Funds - 41.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.0 Fidelity Series Sustainable Emerging Markets Fund 13.2 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.9 Fidelity Series Sustainable Investment Grade Bond Fund 0.4 Fidelity Series International Developed Markets Bond Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2025 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class M
Trading Symbol	FSWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,673 $11,125 $12,501 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 $13,131 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 8.44% 8.03% Class M (without 3.50% sales charge) 12.37% 9.37% Fidelity Sustainable Target Date 2025 Composite Index℠ 12.18% 9.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,827,884	$ 5,827,884	$ 5,827,884
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 15,956
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 45.3 Domestic Equity Funds 28.2 International Equity Funds 25.9 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.3 Domestic Equity Funds - 28.2 International Equity Funds - 25.9 Short-Term Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.2 Fidelity Series Sustainable Investment Grade Bond Fund 24.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 8.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Treasury Bill Index Fund 0.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity® Sustainable Target Date 2015 Fund Class K
Trading Symbol	FSVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,809 $11,361 $12,495 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 $12,477 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 9.99% 8.01% Fidelity Sustainable Target Date 2015 Composite Index℠ 9.34% 7.96% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,599,528	$ 1,599,528	$ 1,599,528
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 5,363
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 59.4 International Equity Funds 19.4 Domestic Equity Funds 19.0 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 International Equity Funds - 19.4 Domestic Equity Funds - 19.0 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.8 Fidelity Series Sustainable U.S. Market Fund 19.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 13.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.9 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 2.2 Fidelity Series Long-Term Treasury Bond Index Fund 1.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date Retirement Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Retirement Fund
Class Name	Fidelity Advisor® Sustainable Target Date Retirement Fund Class M
Trading Symbol	FSUHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,079 $10,531 $11,238 Fidelity Sustainable Target Date Retirement Composite Index℠ $10,000 $10,532 $11,107 $11,869 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 2.97% 4.12% Class M (without 3.50% sales charge) 6.71% 5.41% Fidelity Sustainable Target Date Retirement Composite Index℠ 6.87% 6.11% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,408,373	$ 1,408,373	$ 1,408,373
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,739
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 66.4 International Equity Funds 15.5 Domestic Equity Funds 13.1 Short-Term Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 International Equity Funds - 15.5 Domestic Equity Funds - 13.1 Short-Term Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 22.0 Fidelity Series Sustainable U.S. Market Fund 13.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 5.2 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 1.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class I
Trading Symbol	FSVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,639 $11,181 $12,105 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 $12,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 8.27% 6.83% Fidelity Sustainable Target Date 2010 Composite Index℠ 7.84% 6.94% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,306,856	$ 1,306,856	$ 1,306,856
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,414
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 64.5 International Equity Funds 16.7 Domestic Equity Funds 14.9 Short-Term Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.5 International Equity Funds - 16.7 Domestic Equity Funds - 14.9 Short-Term Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 36.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.3 Fidelity Series Sustainable U.S. Market Fund 14.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 3.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.5 Fidelity Series Long-Term Treasury Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2045 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class Z
Trading Symbol	FSYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,970 $12,559 $15,102 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 $14,932 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 20.24% 15.33% Fidelity Sustainable Target Date 2045 Composite Index℠ 18.82% 14.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,333,521	$ 14,333,521	$ 14,333,521
Holdings Count | shares	7	7	7
Advisory Fees Paid, Amount	$ 51,534
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 51.6 International Equity Funds 41.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.6 International Equity Funds - 41.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.0 Fidelity Series Sustainable Emerging Markets Fund 13.2 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.9 Fidelity Series Sustainable Investment Grade Bond Fund 0.4 Fidelity Series International Developed Markets Bond Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2070 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class M
Trading Symbol	FRCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,882 $11,806 Fidelity Sustainable Target Date 2070 Composite Index℠ $10,000 $10,385 $12,328 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 15.28% 9.95% Class M (without 3.50% sales charge) 19.46% 12.21% Fidelity Sustainable Target Date 2070 Composite Index℠ 18.71% 12.70% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,514,889	$ 2,514,889	$ 2,514,889
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 5,790
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2065 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class C
Trading Symbol	FTGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,852 $12,306 $14,626 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 17.85% 14.06% Class C 18.85% 14.06% Fidelity Sustainable Target Date 2065 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,854,819	$ 6,854,819	$ 6,854,819
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 25,141
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class A
Trading Symbol	FSVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,157 $10,637 $11,655 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 $12,477 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 3.26% 5.44% Class A (without 5.75% sales charge) 9.56% 7.62% Fidelity Sustainable Target Date 2015 Composite Index℠ 9.34% 7.96% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,599,528	$ 1,599,528	$ 1,599,528
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 5,363
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 59.4 International Equity Funds 19.4 Domestic Equity Funds 19.0 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 International Equity Funds - 19.4 Domestic Equity Funds - 19.0 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.8 Fidelity Series Sustainable U.S. Market Fund 19.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 13.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.9 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 2.2 Fidelity Series Long-Term Treasury Bond Index Fund 1.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class M
Trading Symbol	FSXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,828 $11,282 $12,817 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 $13,445 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 9.63% 8.96% Class M (without 3.50% sales charge) 13.60% 10.32% Fidelity Sustainable Target Date 2030 Composite Index℠ 13.31% 10.79% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,750,333	$ 13,750,333	$ 13,750,333
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 44,190
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%

Holdings [Text Block]	Bond Funds 39.1 Domestic Equity Funds 32.0 International Equity Funds 28.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.1 Domestic Equity Funds - 32.0 International Equity Funds - 28.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 21.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.3 Fidelity Series Sustainable Emerging Markets Fund 9.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.3 Fidelity Series Treasury Bill Index Fund 0.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity® Sustainable Target Date 2030 Fund
Trading Symbol	FSXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2030 Fund	$ 49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2030 Fund $10,000 $11,275 $11,805 $13,469 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 $13,445 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2030 Fund 14.09% 10.85% Fidelity Sustainable Target Date 2030 Composite Index℠ 13.31% 10.79% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 13,750,333	$ 13,750,333	$ 13,750,333
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 44,190
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%

Holdings [Text Block]	Bond Funds 39.1 Domestic Equity Funds 32.0 International Equity Funds 28.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.1 Domestic Equity Funds - 32.0 International Equity Funds - 28.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 21.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.3 Fidelity Series Sustainable Emerging Markets Fund 9.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.3 Fidelity Series Treasury Bill Index Fund 0.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2060 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class I
Trading Symbol	FSZYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,954 $12,543 $15,059 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 20.06% 15.22% Fidelity Sustainable Target Date 2060 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 10,454,369	$ 10,454,369	$ 10,454,369
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 38,021
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2010 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class C
Trading Symbol	FSVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.41%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,543 $10,966 $11,755 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 $12,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 6.20% 5.75% Class C 7.20% 5.75% Fidelity Sustainable Target Date 2010 Composite Index℠ 7.84% 6.94% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,306,856	$ 1,306,856	$ 1,306,856
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,414
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 64.5 International Equity Funds 16.7 Domestic Equity Funds 14.9 Short-Term Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.5 International Equity Funds - 16.7 Domestic Equity Funds - 14.9 Short-Term Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 36.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.3 Fidelity Series Sustainable U.S. Market Fund 14.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 3.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.5 Fidelity Series Long-Term Treasury Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity® Sustainable Target Date 2020 Fund Class K
Trading Symbol	FSWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,974 $11,516 $12,854 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 $12,818 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 11.62% 9.08% Fidelity Sustainable Target Date 2020 Composite Index℠ 10.83% 8.97% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,894,601	$ 4,894,601	$ 4,894,601
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 17,933
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.5 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.5 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 33.0 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Sustainable Emerging Markets Fund 7.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 1.8 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2010 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class M
Trading Symbol	FSVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,225 $10,690 $11,508 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 $12,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 3.88% 4.98% Class M (without 3.50% sales charge) 7.65% 6.28% Fidelity Sustainable Target Date 2010 Composite Index℠ 7.84% 6.94% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,306,856	$ 1,306,856	$ 1,306,856
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,414
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 64.5 International Equity Funds 16.7 Domestic Equity Funds 14.9 Short-Term Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.5 International Equity Funds - 16.7 Domestic Equity Funds - 14.9 Short-Term Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 36.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.3 Fidelity Series Sustainable U.S. Market Fund 14.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 3.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.5 Fidelity Series Long-Term Treasury Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity® Sustainable Target Date 2035 Fund
Trading Symbol	FSXKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2035 Fund	$ 51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2035 Fund $10,000 $11,548 $12,112 $14,027 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 $13,964 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2035 Fund 15.81% 12.42% Fidelity Sustainable Target Date 2035 Composite Index℠ 14.89% 12.24% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 12,059,299	$ 12,059,299	$ 12,059,299
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 36,454
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 36.8 International Equity Funds 31.6 Bond Funds 31.1 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 36.8 International Equity Funds - 31.6 Bond Funds - 31.1 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 36.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 21.5 Fidelity Series Sustainable Investment Grade Bond Fund 17.9 Fidelity Series Sustainable Emerging Markets Fund 10.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2035 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class M
Trading Symbol	FSXOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,092 $11,573 $13,344 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 $13,964 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 11.27% 10.49% Class M (without 3.50% sales charge) 15.30% 11.87% Fidelity Sustainable Target Date 2035 Composite Index℠ 14.89% 12.24% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,059,299	$ 12,059,299	$ 12,059,299
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 36,454
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 36.8 International Equity Funds 31.6 Bond Funds 31.1 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 36.8 International Equity Funds - 31.6 Bond Funds - 31.1 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 36.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 21.5 Fidelity Series Sustainable Investment Grade Bond Fund 17.9 Fidelity Series Sustainable Emerging Markets Fund 10.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2065 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity® Sustainable Target Date 2065 Fund Class K
Trading Symbol	FTHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $11,969 $12,558 $15,106 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 20.28% 15.34% Fidelity Sustainable Target Date 2065 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 6,854,819	$ 6,854,819	$ 6,854,819
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 25,141
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity® Sustainable Target Date 2055 Fund
Trading Symbol	FSZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2055 Fund	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2055 Fund $10,000 $11,960 $12,539 $15,064 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 $14,920 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2055 Fund 20.14% 15.23% Fidelity Sustainable Target Date 2055 Composite Index℠ 18.72% 14.85% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 12,591,836	$ 12,591,836	$ 12,591,836
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 45,440
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 42.4 Bond Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 42.4 Bond Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2040 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity® Sustainable Target Date 2040 Fund Class K
Trading Symbol	FSYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $11,869 $12,466 $14,800 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 $14,646 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 18.72% 14.53% Fidelity Sustainable Target Date 2040 Composite Index℠ 17.45% 14.11% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 17,041,072	$ 17,041,072	$ 17,041,072
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 57,343
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 45.6 International Equity Funds 37.5 Bond Funds 16.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.6 International Equity Funds - 37.5 Bond Funds - 16.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 45.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 25.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Sustainable Investment Grade Bond Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date Retirement Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Retirement Fund
Class Name	Fidelity Advisor® Sustainable Target Date Retirement Fund Class C
Trading Symbol	FSUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 145	1.41%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,396 $10,815 $11,474 Fidelity Sustainable Target Date Retirement Composite Index℠ $10,000 $10,532 $11,107 $11,869 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 5.09% 4.87% Class C 6.09% 4.87% Fidelity Sustainable Target Date Retirement Composite Index℠ 6.87% 6.11% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,408,373	$ 1,408,373	$ 1,408,373
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,739
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 66.4 International Equity Funds 15.5 Domestic Equity Funds 13.1 Short-Term Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 International Equity Funds - 15.5 Domestic Equity Funds - 13.1 Short-Term Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 22.0 Fidelity Series Sustainable U.S. Market Fund 13.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 5.2 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 1.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2065 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class Z
Trading Symbol	FTHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,969 $12,558 $15,101 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 20.25% 15.33% Fidelity Sustainable Target Date 2065 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,854,819	$ 6,854,819	$ 6,854,819
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 25,141
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2070 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity® Sustainable Target Date 2070 Fund Class K6
Trading Symbol	FRCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,288 $12,388 Fidelity Sustainable Target Date 2070 Composite Index℠ $10,000 $10,385 $12,328 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 20.42% 13.02% Fidelity Sustainable Target Date 2070 Composite Index℠ 18.71% 12.70% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,514,889	$ 2,514,889	$ 2,514,889
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 5,790
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity® Sustainable Target Date 2045 Fund
Trading Symbol	FSYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2045 Fund	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2045 Fund $10,000 $11,953 $12,538 $15,055 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 $14,932 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2045 Fund 20.08% 15.21% Fidelity Sustainable Target Date 2045 Composite Index℠ 18.82% 14.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 14,333,521	$ 14,333,521	$ 14,333,521
Holdings Count | shares	7	7	7
Advisory Fees Paid, Amount	$ 51,534
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 51.6 International Equity Funds 41.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.6 International Equity Funds - 41.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.0 Fidelity Series Sustainable Emerging Markets Fund 13.2 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.9 Fidelity Series Sustainable Investment Grade Bond Fund 0.4 Fidelity Series International Developed Markets Bond Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2040 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class Z
Trading Symbol	FSYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,869 $12,466 $14,802 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 $14,646 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 18.74% 14.53% Fidelity Sustainable Target Date 2040 Composite Index℠ 17.45% 14.11% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,041,072	$ 17,041,072	$ 17,041,072
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 57,343
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 45.6 International Equity Funds 37.5 Bond Funds 16.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.6 International Equity Funds - 37.5 Bond Funds - 16.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 45.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 25.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Sustainable Investment Grade Bond Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class Z
Trading Symbol	FSZNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,966 $12,562 $15,098 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 $14,920 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 20.19% 15.32% Fidelity Sustainable Target Date 2055 Composite Index℠ 18.72% 14.85% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,591,836	$ 12,591,836	$ 12,591,836
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 45,440
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 42.4 Bond Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 42.4 Bond Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date Retirement Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Retirement Fund
Class Name	Fidelity® Sustainable Target Date Retirement Fund Class K
Trading Symbol	FSUOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,494 $11,039 $11,850 Fidelity Sustainable Target Date Retirement Composite Index℠ $10,000 $10,532 $11,107 $11,869 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 7.34% 6.05% Fidelity Sustainable Target Date Retirement Composite Index℠ 6.87% 6.11% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,408,373	$ 1,408,373	$ 1,408,373
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,739
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 66.4 International Equity Funds 15.5 Domestic Equity Funds 13.1 Short-Term Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 International Equity Funds - 15.5 Domestic Equity Funds - 13.1 Short-Term Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 22.0 Fidelity Series Sustainable U.S. Market Fund 13.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 5.2 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 1.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2035 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class C
Trading Symbol	FSXNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 158	1.47%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,451 $11,883 $13,627 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 $13,964 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 13.68% 11.30% Class C 14.68% 11.30% Fidelity Sustainable Target Date 2035 Composite Index℠ 14.89% 12.24% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,059,299	$ 12,059,299	$ 12,059,299
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 36,454
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 36.8 International Equity Funds 31.6 Bond Funds 31.1 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 36.8 International Equity Funds - 31.6 Bond Funds - 31.1 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 36.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 21.5 Fidelity Series Sustainable Investment Grade Bond Fund 17.9 Fidelity Series Sustainable Emerging Markets Fund 10.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2015 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class Z
Trading Symbol	FSVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,809 $11,361 $12,495 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 $12,477 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 9.99% 8.01% Fidelity Sustainable Target Date 2015 Composite Index℠ 9.34% 7.96% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,599,528	$ 1,599,528	$ 1,599,528
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 5,363
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 59.4 International Equity Funds 19.4 Domestic Equity Funds 19.0 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 International Equity Funds - 19.4 Domestic Equity Funds - 19.0 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.8 Fidelity Series Sustainable U.S. Market Fund 19.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 13.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.9 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 2.2 Fidelity Series Long-Term Treasury Bond Index Fund 1.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2070 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class C
Trading Symbol	FRDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,204 $12,123 Fidelity Sustainable Target Date 2070 Composite Index℠ $10,000 $10,385 $12,328 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 17.81% 11.63% Class C 18.81% 11.63% Fidelity Sustainable Target Date 2070 Composite Index℠ 18.71% 12.70% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,514,889	$ 2,514,889	$ 2,514,889
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 5,790
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2045 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class I
Trading Symbol	FSYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,963 $12,544 $15,064 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 $14,932 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 20.09% 15.23% Fidelity Sustainable Target Date 2045 Composite Index℠ 18.82% 14.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,333,521	$ 14,333,521	$ 14,333,521
Holdings Count | shares	7	7	7
Advisory Fees Paid, Amount	$ 51,534
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 51.6 International Equity Funds 41.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.6 International Equity Funds - 41.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.0 Fidelity Series Sustainable Emerging Markets Fund 13.2 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.9 Fidelity Series Sustainable Investment Grade Bond Fund 0.4 Fidelity Series International Developed Markets Bond Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2045 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class C
Trading Symbol	FSYOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,853 $12,309 $14,633 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 $14,932 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 17.88% 14.08% Class C 18.88% 14.08% Fidelity Sustainable Target Date 2045 Composite Index℠ 18.82% 14.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,333,521	$ 14,333,521	$ 14,333,521
Holdings Count | shares	7	7	7
Advisory Fees Paid, Amount	$ 51,534
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 51.6 International Equity Funds 41.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.6 International Equity Funds - 41.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.0 Fidelity Series Sustainable Emerging Markets Fund 13.2 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.9 Fidelity Series Sustainable Investment Grade Bond Fund 0.4 Fidelity Series International Developed Markets Bond Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity® Sustainable Target Date 2025 Fund
Trading Symbol	FSWOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2025 Fund	$ 47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2025 Fund $10,000 $11,109 $11,643 $13,138 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 $13,131 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2025 Fund 12.84% 9.90% Fidelity Sustainable Target Date 2025 Composite Index℠ 12.18% 9.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,827,884	$ 5,827,884	$ 5,827,884
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 15,956
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 45.3 Domestic Equity Funds 28.2 International Equity Funds 25.9 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.3 Domestic Equity Funds - 28.2 International Equity Funds - 25.9 Short-Term Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.2 Fidelity Series Sustainable Investment Grade Bond Fund 24.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 8.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Treasury Bill Index Fund 0.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2040 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class I
Trading Symbol	FSYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,862 $12,436 $14,766 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 $14,646 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 18.74% 14.44% Fidelity Sustainable Target Date 2040 Composite Index℠ 17.45% 14.11% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,041,072	$ 17,041,072	$ 17,041,072
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 57,343
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 45.6 International Equity Funds 37.5 Bond Funds 16.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.6 International Equity Funds - 37.5 Bond Funds - 16.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 45.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 25.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Sustainable Investment Grade Bond Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2060 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class Z
Trading Symbol	FTDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,971 $12,563 $15,101 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 20.21% 15.33% Fidelity Sustainable Target Date 2060 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 10,454,369	$ 10,454,369	$ 10,454,369
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 38,021
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2050 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class A
Trading Symbol	FSYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,248 $11,765 $14,088 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 $14,926 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 12.85% 12.59% Class A (without 5.75% sales charge) 19.74% 14.92% Fidelity Sustainable Target Date 2050 Composite Index℠ 18.77% 14.86% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,471,673	$ 15,471,673	$ 15,471,673
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 58,369
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 52.5 International Equity Funds 41.8 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.5 International Equity Funds - 41.8 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 52.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.4 Fidelity Series Sustainable Emerging Markets Fund 13.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.8 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class A
Trading Symbol	FSUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,002 $10,489 $11,322 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 $12,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 1.73% 4.39% Class A (without 5.75% sales charge) 7.94% 6.55% Fidelity Sustainable Target Date 2010 Composite Index℠ 7.84% 6.94% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,306,856	$ 1,306,856	$ 1,306,856
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,414
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 64.5 International Equity Funds 16.7 Domestic Equity Funds 14.9 Short-Term Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.5 International Equity Funds - 16.7 Domestic Equity Funds - 14.9 Short-Term Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 36.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.3 Fidelity Series Sustainable U.S. Market Fund 14.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 3.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.5 Fidelity Series Long-Term Treasury Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity® Sustainable Target Date 2020 Fund Class K6
Trading Symbol	FSWNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,982 $11,540 $12,895 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 $12,818 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 11.74% 9.19% Fidelity Sustainable Target Date 2020 Composite Index℠ 10.83% 8.97% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,894,601	$ 4,894,601	$ 4,894,601
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 17,933
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.5 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.5 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 33.0 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Sustainable Emerging Markets Fund 7.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 1.8 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity® Sustainable Target Date 2015 Fund Class K6
Trading Symbol	FSWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,826 $11,382 $12,532 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 $12,477 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 10.10% 8.12% Fidelity Sustainable Target Date 2015 Composite Index℠ 9.34% 7.96% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,599,528	$ 1,599,528	$ 1,599,528
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 5,363
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 59.4 International Equity Funds 19.4 Domestic Equity Funds 19.0 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 International Equity Funds - 19.4 Domestic Equity Funds - 19.0 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.8 Fidelity Series Sustainable U.S. Market Fund 19.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 13.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.9 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 2.2 Fidelity Series Long-Term Treasury Bond Index Fund 1.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class A
Trading Symbol	FSXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,861 $11,361 $13,122 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 $13,964 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 8.85% 9.85% Class A (without 5.75% sales charge) 15.50% 12.13% Fidelity Sustainable Target Date 2035 Composite Index℠ 14.89% 12.24% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,059,299	$ 12,059,299	$ 12,059,299
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 36,454
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 36.8 International Equity Funds 31.6 Bond Funds 31.1 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 36.8 International Equity Funds - 31.6 Bond Funds - 31.1 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 36.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 21.5 Fidelity Series Sustainable Investment Grade Bond Fund 17.9 Fidelity Series Sustainable Emerging Markets Fund 10.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity® Sustainable Target Date 2065 Fund
Trading Symbol	FTGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2065 Fund	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2065 Fund $10,000 $11,953 $12,533 $15,057 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2065 Fund 20.14% 15.21% Fidelity Sustainable Target Date 2065 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,854,819	$ 6,854,819	$ 6,854,819
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 25,141
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2050 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity® Sustainable Target Date 2050 Fund Class K6
Trading Symbol	FSZGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $11,976 $12,588 $15,144 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 $14,926 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 20.31% 15.44% Fidelity Sustainable Target Date 2050 Composite Index℠ 18.77% 14.86% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 15,471,673	$ 15,471,673	$ 15,471,673
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 58,369
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 52.5 International Equity Funds 41.8 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.5 International Equity Funds - 41.8 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 52.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.4 Fidelity Series Sustainable Emerging Markets Fund 13.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.8 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class A
Trading Symbol	FSWQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,452 $10,922 $12,294 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 $13,131 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 6.09% 7.41% Class A (without 5.75% sales charge) 12.57% 9.63% Fidelity Sustainable Target Date 2025 Composite Index℠ 12.18% 9.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,827,884	$ 5,827,884	$ 5,827,884
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 15,956
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 45.3 Domestic Equity Funds 28.2 International Equity Funds 25.9 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.3 Domestic Equity Funds - 28.2 International Equity Funds - 25.9 Short-Term Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.2 Fidelity Series Sustainable Investment Grade Bond Fund 24.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 8.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Treasury Bill Index Fund 0.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class I
Trading Symbol	FSXQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,549 $12,102 $14,018 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 $13,964 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 15.83% 12.40% Fidelity Sustainable Target Date 2035 Composite Index℠ 14.89% 12.24% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,059,299	$ 12,059,299	$ 12,059,299
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 36,454
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 36.8 International Equity Funds 31.6 Bond Funds 31.1 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 36.8 International Equity Funds - 31.6 Bond Funds - 31.1 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 36.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 21.5 Fidelity Series Sustainable Investment Grade Bond Fund 17.9 Fidelity Series Sustainable Emerging Markets Fund 10.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2040 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class A
Trading Symbol	FSXWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,151 $11,665 $13,810 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 $14,646 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 11.58% 11.81% Class A (without 5.75% sales charge) 18.38% 14.13% Fidelity Sustainable Target Date 2040 Composite Index℠ 17.45% 14.11% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,041,072	$ 17,041,072	$ 17,041,072
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 57,343
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 45.6 International Equity Funds 37.5 Bond Funds 16.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.6 International Equity Funds - 37.5 Bond Funds - 16.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 45.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 25.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Sustainable Investment Grade Bond Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2060 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class A
Trading Symbol	FSZTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,249 $11,760 $14,094 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 12.95% 12.61% Class A (without 5.75% sales charge) 19.85% 14.94% Fidelity Sustainable Target Date 2060 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 10,454,369	$ 10,454,369	$ 10,454,369
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 38,021
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2045 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity® Sustainable Target Date 2045 Fund Class K
Trading Symbol	FSYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $11,970 $12,559 $15,102 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 $14,932 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 20.24% 15.33% Fidelity Sustainable Target Date 2045 Composite Index℠ 18.82% 14.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 14,333,521	$ 14,333,521	$ 14,333,521
Holdings Count | shares	7	7	7
Advisory Fees Paid, Amount	$ 51,534
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 51.6 International Equity Funds 41.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.6 International Equity Funds - 41.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.0 Fidelity Series Sustainable Emerging Markets Fund 13.2 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.9 Fidelity Series Sustainable Investment Grade Bond Fund 0.4 Fidelity Series International Developed Markets Bond Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class I
Trading Symbol	FSVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,803 $11,344 $12,465 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 $12,477 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 9.88% 7.92% Fidelity Sustainable Target Date 2015 Composite Index℠ 9.34% 7.96% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,599,528	$ 1,599,528	$ 1,599,528
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 5,363
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 59.4 International Equity Funds 19.4 Domestic Equity Funds 19.0 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 International Equity Funds - 19.4 Domestic Equity Funds - 19.0 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.8 Fidelity Series Sustainable U.S. Market Fund 19.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 13.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.9 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 2.2 Fidelity Series Long-Term Treasury Bond Index Fund 1.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2015 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class M
Trading Symbol	FSVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,383 $10,840 $11,856 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 $12,477 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 5.54% 6.07% Class M (without 3.50% sales charge) 9.37% 7.38% Fidelity Sustainable Target Date 2015 Composite Index℠ 9.34% 7.96% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,599,528	$ 1,599,528	$ 1,599,528
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 5,363
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 59.4 International Equity Funds 19.4 Domestic Equity Funds 19.0 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 International Equity Funds - 19.4 Domestic Equity Funds - 19.0 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.8 Fidelity Series Sustainable U.S. Market Fund 19.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 13.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.9 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 2.2 Fidelity Series Long-Term Treasury Bond Index Fund 1.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class I
Trading Symbol	FSZMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,959 $12,539 $15,057 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 $14,920 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 20.08% 15.21% Fidelity Sustainable Target Date 2055 Composite Index℠ 18.72% 14.85% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,591,836	$ 12,591,836	$ 12,591,836
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 45,440
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 42.4 Bond Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 42.4 Bond Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class A
Trading Symbol	FSWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,310 $10,782 $11,996 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 $12,818 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 4.86% 6.50% Class A (without 5.75% sales charge) 11.26% 8.70% Fidelity Sustainable Target Date 2020 Composite Index℠ 10.83% 8.97% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,894,601	$ 4,894,601	$ 4,894,601
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 17,933
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.5 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.5 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 33.0 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Sustainable Emerging Markets Fund 7.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 1.8 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2020 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class M
Trading Symbol	FSWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,533 $10,988 $12,192 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 $12,818 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 7.07% 7.10% Class M (without 3.50% sales charge) 10.96% 8.43% Fidelity Sustainable Target Date 2020 Composite Index℠ 10.83% 8.97% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,894,601	$ 4,894,601	$ 4,894,601
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 17,933
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.5 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.5 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 33.0 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Sustainable Emerging Markets Fund 7.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 1.8 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class I
Trading Symbol	FSXEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,266 $11,802 $13,475 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 $13,445 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 14.18% 10.87% Fidelity Sustainable Target Date 2030 Composite Index℠ 13.31% 10.79% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,750,333	$ 13,750,333	$ 13,750,333
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 44,190
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%

Holdings [Text Block]	Bond Funds 39.1 Domestic Equity Funds 32.0 International Equity Funds 28.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.1 Domestic Equity Funds - 32.0 International Equity Funds - 28.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 21.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.3 Fidelity Series Sustainable Emerging Markets Fund 9.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.3 Fidelity Series Treasury Bill Index Fund 0.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2050 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class C
Trading Symbol	FSYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,852 $12,299 $14,631 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 $14,926 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 17.96% 14.07% Class C 18.96% 14.07% Fidelity Sustainable Target Date 2050 Composite Index℠ 18.77% 14.86% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,471,673	$ 15,471,673	$ 15,471,673
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 58,369
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 52.5 International Equity Funds 41.8 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.5 International Equity Funds - 41.8 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 52.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.4 Fidelity Series Sustainable Emerging Markets Fund 13.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.8 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2060 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity® Sustainable Target Date 2060 Fund Class K6
Trading Symbol	FTGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $11,978 $12,588 $15,143 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 20.30% 15.44% Fidelity Sustainable Target Date 2060 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 10,454,369	$ 10,454,369	$ 10,454,369
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 38,021
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2050 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class M
Trading Symbol	FSZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,490 $11,989 $14,322 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 $14,926 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 15.27% 13.23% Class M (without 3.50% sales charge) 19.45% 14.64% Fidelity Sustainable Target Date 2050 Composite Index℠ 18.77% 14.86% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,471,673	$ 15,471,673	$ 15,471,673
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 58,369
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 52.5 International Equity Funds 41.8 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.5 International Equity Funds - 41.8 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 52.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.4 Fidelity Series Sustainable Emerging Markets Fund 13.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.8 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity® Sustainable Target Date 2010 Fund Class K6
Trading Symbol	FSVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,661 $11,215 $12,166 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 $12,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 8.49% 7.02% Fidelity Sustainable Target Date 2010 Composite Index℠ 7.84% 6.94% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,306,856	$ 1,306,856	$ 1,306,856
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,414
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 64.5 International Equity Funds 16.7 Domestic Equity Funds 14.9 Short-Term Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.5 International Equity Funds - 16.7 Domestic Equity Funds - 14.9 Short-Term Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 36.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.3 Fidelity Series Sustainable U.S. Market Fund 14.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 3.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.5 Fidelity Series Long-Term Treasury Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class I
Trading Symbol	FSWUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,113 $11,639 $13,140 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 $13,131 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 12.89% 9.91% Fidelity Sustainable Target Date 2025 Composite Index℠ 12.18% 9.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,827,884	$ 5,827,884	$ 5,827,884
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 15,956
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 45.3 Domestic Equity Funds 28.2 International Equity Funds 25.9 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.3 Domestic Equity Funds - 28.2 International Equity Funds - 25.9 Short-Term Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.2 Fidelity Series Sustainable Investment Grade Bond Fund 24.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 8.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Treasury Bill Index Fund 0.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2010 Fund Class Z
Trading Symbol	FSVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,655 $11,201 $12,139 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 $12,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 8.38% 6.94% Fidelity Sustainable Target Date 2010 Composite Index℠ 7.84% 6.94% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,306,856	$ 1,306,856	$ 1,306,856
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,414
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 64.5 International Equity Funds 16.7 Domestic Equity Funds 14.9 Short-Term Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.5 International Equity Funds - 16.7 Domestic Equity Funds - 14.9 Short-Term Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 36.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.3 Fidelity Series Sustainable U.S. Market Fund 14.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 3.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.5 Fidelity Series Long-Term Treasury Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class C
Trading Symbol	FSXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 156	1.46%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,168 $11,580 $13,090 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 $13,445 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 12.04% 9.76% Class C 13.04% 9.76% Fidelity Sustainable Target Date 2030 Composite Index℠ 13.31% 10.79% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,750,333	$ 13,750,333	$ 13,750,333
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 44,190
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%

Holdings [Text Block]	Bond Funds 39.1 Domestic Equity Funds 32.0 International Equity Funds 28.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.1 Domestic Equity Funds - 32.0 International Equity Funds - 28.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 21.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.3 Fidelity Series Sustainable Emerging Markets Fund 9.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.3 Fidelity Series Treasury Bill Index Fund 0.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class A
Trading Symbol	FSZJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,247 $11,763 $14,093 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 $14,920 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 12.92% 12.60% Class A (without 5.75% sales charge) 19.81% 14.93% Fidelity Sustainable Target Date 2055 Composite Index℠ 18.72% 14.85% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,591,836	$ 12,591,836	$ 12,591,836
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 45,440
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 42.4 Bond Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 42.4 Bond Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2065 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity® Sustainable Target Date 2065 Fund Class K6
Trading Symbol	FTHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $11,977 $12,583 $15,149 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 20.39% 15.45% Fidelity Sustainable Target Date 2065 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 6,854,819	$ 6,854,819	$ 6,854,819
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 25,141
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity® Sustainable Target Date 2010 Fund
Trading Symbol	FSUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2010 Fund	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2010 Fund $10,000 $10,639 $11,176 $12,101 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 $12,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2010 Fund 8.28% 6.82% Fidelity Sustainable Target Date 2010 Composite Index℠ 7.84% 6.94% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,306,856	$ 1,306,856	$ 1,306,856
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,414
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 64.5 International Equity Funds 16.7 Domestic Equity Funds 14.9 Short-Term Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.5 International Equity Funds - 16.7 Domestic Equity Funds - 14.9 Short-Term Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 36.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.3 Fidelity Series Sustainable U.S. Market Fund 14.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 3.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.5 Fidelity Series Long-Term Treasury Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date Retirement Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Retirement Fund
Class Name	Fidelity® Sustainable Target Date Retirement Fund
Trading Symbol	FSUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date Retirement Fund	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date Retirement Fund $10,000 $10,488 $11,023 $11,811 Fidelity Sustainable Target Date Retirement Composite Index℠ $10,000 $10,532 $11,107 $11,869 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date Retirement Fund 7.15% 5.93% Fidelity Sustainable Target Date Retirement Composite Index℠ 6.87% 6.11% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,408,373	$ 1,408,373	$ 1,408,373
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,739
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 66.4 International Equity Funds 15.5 Domestic Equity Funds 13.1 Short-Term Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 International Equity Funds - 15.5 Domestic Equity Funds - 13.1 Short-Term Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 22.0 Fidelity Series Sustainable U.S. Market Fund 13.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 5.2 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 1.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2045 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class M
Trading Symbol	FSYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,491 $11,983 $14,323 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 $14,932 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 15.34% 13.23% Class M (without 3.50% sales charge) 19.52% 14.64% Fidelity Sustainable Target Date 2045 Composite Index℠ 18.82% 14.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,333,521	$ 14,333,521	$ 14,333,521
Holdings Count | shares	7	7	7
Advisory Fees Paid, Amount	$ 51,534
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 51.6 International Equity Funds 41.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.6 International Equity Funds - 41.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.0 Fidelity Series Sustainable Emerging Markets Fund 13.2 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.9 Fidelity Series Sustainable Investment Grade Bond Fund 0.4 Fidelity Series International Developed Markets Bond Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2035 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2035 Fund Class Z
Trading Symbol	FSXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,556 $12,128 $14,065 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 $13,964 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 15.97% 12.52% Fidelity Sustainable Target Date 2035 Composite Index℠ 14.89% 12.24% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,059,299	$ 12,059,299	$ 12,059,299
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 36,454
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 36.8 International Equity Funds 31.6 Bond Funds 31.1 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 36.8 International Equity Funds - 31.6 Bond Funds - 31.1 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 36.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 21.5 Fidelity Series Sustainable Investment Grade Bond Fund 17.9 Fidelity Series Sustainable Emerging Markets Fund 10.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity® Sustainable Target Date 2030 Fund Class K6
Trading Symbol	FSXJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $11,287 $11,854 $13,551 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 $13,445 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 14.31% 11.08% Fidelity Sustainable Target Date 2030 Composite Index℠ 13.31% 10.79% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 13,750,333	$ 13,750,333	$ 13,750,333
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 44,190
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%

Holdings [Text Block]	Bond Funds 39.1 Domestic Equity Funds 32.0 International Equity Funds 28.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.1 Domestic Equity Funds - 32.0 International Equity Funds - 28.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 21.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.3 Fidelity Series Sustainable Emerging Markets Fund 9.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.3 Fidelity Series Treasury Bill Index Fund 0.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2025 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class Z
Trading Symbol	FSWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,120 $11,659 $13,173 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 $13,131 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 12.98% 10.00% Fidelity Sustainable Target Date 2025 Composite Index℠ 12.18% 9.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,827,884	$ 5,827,884	$ 5,827,884
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 15,956
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 45.3 Domestic Equity Funds 28.2 International Equity Funds 25.9 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.3 Domestic Equity Funds - 28.2 International Equity Funds - 25.9 Short-Term Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.2 Fidelity Series Sustainable Investment Grade Bond Fund 24.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 8.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Treasury Bill Index Fund 0.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2070 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity® Sustainable Target Date 2070 Fund Class K
Trading Symbol	FRCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,282 $12,362 Fidelity Sustainable Target Date 2070 Composite Index℠ $10,000 $10,385 $12,328 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 20.23% 12.88% Fidelity Sustainable Target Date 2070 Composite Index℠ 18.71% 12.70% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,514,889	$ 2,514,889	$ 2,514,889
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 5,790
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity® Sustainable Target Date 2035 Fund Class K6
Trading Symbol	FSXUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $11,573 $12,155 $14,109 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 $13,964 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 16.07% 12.65% Fidelity Sustainable Target Date 2035 Composite Index℠ 14.89% 12.24% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 12,059,299	$ 12,059,299	$ 12,059,299
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 36,454
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 36.8 International Equity Funds 31.6 Bond Funds 31.1 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 36.8 International Equity Funds - 31.6 Bond Funds - 31.1 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 36.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 21.5 Fidelity Series Sustainable Investment Grade Bond Fund 17.9 Fidelity Series Sustainable Emerging Markets Fund 10.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity® Sustainable Target Date 2070 Fund
Trading Symbol	FRCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2070 Fund	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2070 Fund $10,000 $10,280 $12,345 Fidelity Sustainable Target Date 2070 Composite Index℠ $10,000 $10,385 $12,328 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2070 Fund 20.09% 12.79% Fidelity Sustainable Target Date 2070 Composite Index℠ 18.71% 12.70% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,514,889	$ 2,514,889	$ 2,514,889
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 5,790
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2070 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class Z
Trading Symbol	FRDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,282 $12,358 Fidelity Sustainable Target Date 2070 Composite Index℠ $10,000 $10,385 $12,328 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 20.20% 12.86% Fidelity Sustainable Target Date 2070 Composite Index℠ 18.71% 12.70% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,514,889	$ 2,514,889	$ 2,514,889
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 5,790
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date Retirement Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Retirement Fund
Class Name	Fidelity Advisor® Sustainable Target Date Retirement Fund Class Z
Trading Symbol	FSULX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,495 $11,040 $11,851 Fidelity Sustainable Target Date Retirement Composite Index℠ $10,000 $10,532 $11,107 $11,869 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 7.34% 6.05% Fidelity Sustainable Target Date Retirement Composite Index℠ 6.87% 6.11% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,408,373	$ 1,408,373	$ 1,408,373
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,739
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 66.4 International Equity Funds 15.5 Domestic Equity Funds 13.1 Short-Term Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 International Equity Funds - 15.5 Domestic Equity Funds - 13.1 Short-Term Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 22.0 Fidelity Series Sustainable U.S. Market Fund 13.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 5.2 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 1.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2065 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class M
Trading Symbol	FTGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,491 $11,983 $14,322 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 15.34% 13.23% Class M (without 3.50% sales charge) 19.52% 14.64% Fidelity Sustainable Target Date 2065 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,854,819	$ 6,854,819	$ 6,854,819
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 25,141
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2065 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2065 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2065 Fund Class A
Trading Symbol	FTGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,248 $11,759 $14,087 Fidelity Sustainable Target Date 2065 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 12.91% 12.59% Class A (without 5.75% sales charge) 19.80% 14.92% Fidelity Sustainable Target Date 2065 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,854,819	$ 6,854,819	$ 6,854,819
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 25,141
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,854,819
Number of Holdings	5
Total Advisory Fee	$25,141
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2045 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2045 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2045 Fund Class A
Trading Symbol	FSYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,249 $11,762 $14,094 Fidelity Sustainable Target Date 2045 Composite Index℠ $10,000 $11,842 $12,567 $14,932 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 12.93% 12.60% Class A (without 5.75% sales charge) 19.82% 14.94% Fidelity Sustainable Target Date 2045 Composite Index℠ 18.82% 14.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,333,521	$ 14,333,521	$ 14,333,521
Holdings Count | shares	7	7	7
Advisory Fees Paid, Amount	$ 51,534
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,333,521
Number of Holdings	7
Total Advisory Fee	$51,534
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 51.6 International Equity Funds 41.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.6 International Equity Funds - 41.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 51.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.0 Fidelity Series Sustainable Emerging Markets Fund 13.2 Fidelity Series Long-Term Treasury Bond Index Fund 5.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.9 Fidelity Series Sustainable Investment Grade Bond Fund 0.4 Fidelity Series International Developed Markets Bond Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class M
Trading Symbol	FSZLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,490 $11,990 $14,322 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 $14,920 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 15.27% 13.23% Class M (without 3.50% sales charge) 19.45% 14.64% Fidelity Sustainable Target Date 2055 Composite Index℠ 18.72% 14.85% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,591,836	$ 12,591,836	$ 12,591,836
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 45,440
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 42.4 Bond Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 42.4 Bond Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity® Sustainable Target Date 2020 Fund
Trading Symbol	FSWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2020 Fund	$ 46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2020 Fund $10,000 $10,959 $11,498 $12,815 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 $12,818 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2020 Fund 11.45% 8.96% Fidelity Sustainable Target Date 2020 Composite Index℠ 10.83% 8.97% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,894,601	$ 4,894,601	$ 4,894,601
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 17,933
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.5 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.5 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 33.0 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Sustainable Emerging Markets Fund 7.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 1.8 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity® Sustainable Target Date 2040 Fund
Trading Symbol	FSXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2040 Fund	$ 53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2040 Fund $10,000 $11,859 $12,438 $14,763 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 $14,646 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2040 Fund 18.70% 14.43% Fidelity Sustainable Target Date 2040 Composite Index℠ 17.45% 14.11% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 17,041,072	$ 17,041,072	$ 17,041,072
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 57,343
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 45.6 International Equity Funds 37.5 Bond Funds 16.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.6 International Equity Funds - 37.5 Bond Funds - 16.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 45.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 25.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Sustainable Investment Grade Bond Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity® Sustainable Target Date 2060 Fund
Trading Symbol	FSZSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2060 Fund	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2060 Fund $10,000 $11,964 $12,538 $15,064 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2060 Fund 20.15% 15.23% Fidelity Sustainable Target Date 2060 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,454,369	$ 10,454,369	$ 10,454,369
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 38,021
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2055 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity® Sustainable Target Date 2055 Fund Class K
Trading Symbol	FSZQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $11,966 $12,562 $15,098 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 $14,920 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 20.19% 15.32% Fidelity Sustainable Target Date 2055 Composite Index℠ 18.72% 14.85% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 12,591,836	$ 12,591,836	$ 12,591,836
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 45,440
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 42.4 Bond Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 42.4 Bond Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2060 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class M
Trading Symbol	FSZWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,493 $11,990 $14,326 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 15.30% 13.24% Class M (without 3.50% sales charge) 19.48% 14.65% Fidelity Sustainable Target Date 2060 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 10,454,369	$ 10,454,369	$ 10,454,369
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 38,021
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity® Sustainable Target Date 2025 Fund Class K
Trading Symbol	FSWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $11,120 $11,659 $13,173 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 $13,131 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 12.98% 10.00% Fidelity Sustainable Target Date 2025 Composite Index℠ 12.18% 9.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 5,827,884	$ 5,827,884	$ 5,827,884
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 15,956
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 45.3 Domestic Equity Funds 28.2 International Equity Funds 25.9 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.3 Domestic Equity Funds - 28.2 International Equity Funds - 25.9 Short-Term Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.2 Fidelity Series Sustainable Investment Grade Bond Fund 24.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 8.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Treasury Bill Index Fund 0.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2040 Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class M
Trading Symbol	FSXZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 107	0.98%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,394 $11,894 $14,045 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 $14,646 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 13.95% 12.47% Class M (without 3.50% sales charge) 18.09% 13.87% Fidelity Sustainable Target Date 2040 Composite Index℠ 17.45% 14.11% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,041,072	$ 17,041,072	$ 17,041,072
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 57,343
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 45.6 International Equity Funds 37.5 Bond Funds 16.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.6 International Equity Funds - 37.5 Bond Funds - 16.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 45.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 25.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Sustainable Investment Grade Bond Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2035 Fund
Class Name	Fidelity® Sustainable Target Date 2035 Fund Class K
Trading Symbol	FSXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $11,556 $12,128 $14,062 Fidelity Sustainable Target Date 2035 Composite Index℠ $10,000 $11,483 $12,154 $13,964 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 15.95% 12.52% Fidelity Sustainable Target Date 2035 Composite Index℠ 14.89% 12.24% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 12,059,299	$ 12,059,299	$ 12,059,299
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 36,454
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,059,299
Number of Holdings	8
Total Advisory Fee	$36,454
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 36.8 International Equity Funds 31.6 Bond Funds 31.1 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 36.8 International Equity Funds - 31.6 Bond Funds - 31.1 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 36.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 21.5 Fidelity Series Sustainable Investment Grade Bond Fund 17.9 Fidelity Series Sustainable Emerging Markets Fund 10.1 Fidelity Series Long-Term Treasury Bond Index Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.7 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class I
Trading Symbol	FSWJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,960 $11,491 $12,815 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 $12,818 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 11.52% 8.96% Fidelity Sustainable Target Date 2020 Composite Index℠ 10.83% 8.97% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,894,601	$ 4,894,601	$ 4,894,601
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 17,933
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.5 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.5 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 33.0 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Sustainable Emerging Markets Fund 7.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 1.8 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2050 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class Z
Trading Symbol	FSZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,969 $12,562 $15,105 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 $14,926 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 20.24% 15.34% Fidelity Sustainable Target Date 2050 Composite Index℠ 18.77% 14.86% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,471,673	$ 15,471,673	$ 15,471,673
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 58,369
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 52.5 International Equity Funds 41.8 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.5 International Equity Funds - 41.8 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 52.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.4 Fidelity Series Sustainable Emerging Markets Fund 13.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.8 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2040 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2040 Fund Class C
Trading Symbol	FSXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 161	1.48%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,752 $12,201 $14,345 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 $14,646 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 16.58% 13.30% Class C 17.58% 13.30% Fidelity Sustainable Target Date 2040 Composite Index℠ 17.45% 14.11% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 17,041,072	$ 17,041,072	$ 17,041,072
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 57,343
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 45.6 International Equity Funds 37.5 Bond Funds 16.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.6 International Equity Funds - 37.5 Bond Funds - 16.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 45.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 25.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Sustainable Investment Grade Bond Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date Retirement Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Retirement Fund
Class Name	Fidelity Advisor® Sustainable Target Date Retirement Fund Class A
Trading Symbol	FSUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,864 $10,340 $11,051 Fidelity Sustainable Target Date Retirement Composite Index℠ $10,000 $10,532 $11,107 $11,869 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 0.73% 3.52% Class A (without 5.75% sales charge) 6.88% 5.66% Fidelity Sustainable Target Date Retirement Composite Index℠ 6.87% 6.11% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,408,373	$ 1,408,373	$ 1,408,373
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,739
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 66.4 International Equity Funds 15.5 Domestic Equity Funds 13.1 Short-Term Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 International Equity Funds - 15.5 Domestic Equity Funds - 13.1 Short-Term Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 22.0 Fidelity Series Sustainable U.S. Market Fund 13.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 5.2 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 1.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2055 Fund Class C
Trading Symbol	FSZKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,849 $12,305 $14,632 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 $14,920 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 17.91% 14.07% Class C 18.91% 14.07% Fidelity Sustainable Target Date 2055 Composite Index℠ 18.72% 14.85% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 12,591,836	$ 12,591,836	$ 12,591,836
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 45,440
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 42.4 Bond Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 42.4 Bond Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity® Sustainable Target Date 2050 Fund
Trading Symbol	FSYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Target Date 2050 Fund	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Fidelity® Sustainable Target Date 2050 Fund $10,000 $11,951 $12,537 $15,053 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 $14,926 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Target Date 2050 Fund 20.06% 15.20% Fidelity Sustainable Target Date 2050 Composite Index℠ 18.77% 14.86% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,471,673	$ 15,471,673	$ 15,471,673
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 58,369
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 52.5 International Equity Funds 41.8 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.5 International Equity Funds - 41.8 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 52.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.4 Fidelity Series Sustainable Emerging Markets Fund 13.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.8 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2060 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity® Sustainable Target Date 2060 Fund Class K
Trading Symbol	FTGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $11,971 $12,563 $15,101 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 20.21% 15.33% Fidelity Sustainable Target Date 2060 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 10,454,369	$ 10,454,369	$ 10,454,369
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 38,021
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity® Sustainable Target Date 2025 Fund Class K6
Trading Symbol	FSWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $11,127 $11,682 $13,213 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 $13,131 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 13.10% 10.12% Fidelity Sustainable Target Date 2025 Composite Index℠ 12.18% 9.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 5,827,884	$ 5,827,884	$ 5,827,884
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 15,956
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 45.3 Domestic Equity Funds 28.2 International Equity Funds 25.9 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.3 Domestic Equity Funds - 28.2 International Equity Funds - 25.9 Short-Term Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.2 Fidelity Series Sustainable Investment Grade Bond Fund 24.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 8.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Treasury Bill Index Fund 0.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date Retirement Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Retirement Fund
Class Name	Fidelity Advisor® Sustainable Target Date Retirement Fund Class I
Trading Symbol	FSUJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,487 $11,022 $11,817 Fidelity Sustainable Target Date Retirement Composite Index℠ $10,000 $10,532 $11,107 $11,869 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 7.21% 5.95% Fidelity Sustainable Target Date Retirement Composite Index℠ 6.87% 6.11% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,408,373	$ 1,408,373	$ 1,408,373
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,739
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 66.4 International Equity Funds 15.5 Domestic Equity Funds 13.1 Short-Term Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 International Equity Funds - 15.5 Domestic Equity Funds - 13.1 Short-Term Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 22.0 Fidelity Series Sustainable U.S. Market Fund 13.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 5.2 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 1.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2015 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2015 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2015 Fund Class C
Trading Symbol	FSVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.42%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,708 $11,124 $12,110 Fidelity Sustainable Target Date 2015 Composite Index℠ $10,000 $10,811 $11,411 $12,477 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 7.87% 6.85% Class C 8.87% 6.85% Fidelity Sustainable Target Date 2015 Composite Index℠ 9.34% 7.96% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,599,528	$ 1,599,528	$ 1,599,528
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 5,363
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,599,528
Number of Holdings	9
Total Advisory Fee	$5,363
Portfolio Turnover	27%

Holdings [Text Block]	Bond Funds 59.4 International Equity Funds 19.4 Domestic Equity Funds 19.0 Short-Term Funds 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.4 International Equity Funds - 19.4 Domestic Equity Funds - 19.0 Short-Term Funds - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 34.8 Fidelity Series Sustainable U.S. Market Fund 19.0 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 13.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.9 Fidelity Series Sustainable Emerging Markets Fund 6.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.1 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 2.2 Fidelity Series Long-Term Treasury Bond Index Fund 1.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2070 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class I
Trading Symbol	FRDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $10,277 $12,336 Fidelity Sustainable Target Date 2070 Composite Index℠ $10,000 $10,385 $12,328 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 20.04% 12.75% Fidelity Sustainable Target Date 2070 Composite Index℠ 18.71% 12.70% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,514,889	$ 2,514,889	$ 2,514,889
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 5,790
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2010 Fund
Class Name	Fidelity® Sustainable Target Date 2010 Fund Class K
Trading Symbol	FSVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $10,655 $11,201 $12,139 Fidelity Sustainable Target Date 2010 Composite Index℠ $10,000 $10,666 $11,256 $12,139 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 8.38% 6.94% Fidelity Sustainable Target Date 2010 Composite Index℠ 7.84% 6.94% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,306,856	$ 1,306,856	$ 1,306,856
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,414
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,306,856
Number of Holdings	9
Total Advisory Fee	$4,414
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 64.5 International Equity Funds 16.7 Domestic Equity Funds 14.9 Short-Term Funds 3.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.5 International Equity Funds - 16.7 Domestic Equity Funds - 14.9 Short-Term Funds - 3.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 36.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.3 Fidelity Series Sustainable U.S. Market Fund 14.9 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 11.1 Fidelity Series Sustainable Emerging Markets Fund 5.6 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 3.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.5 Fidelity Series Long-Term Treasury Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2040 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2040 Fund
Class Name	Fidelity® Sustainable Target Date 2040 Fund Class K6
Trading Symbol	FSYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $11,877 $12,482 $14,848 Fidelity Sustainable Target Date 2040 Composite Index℠ $10,000 $11,756 $12,470 $14,646 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 18.96% 14.66% Fidelity Sustainable Target Date 2040 Composite Index℠ 17.45% 14.11% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 17,041,072	$ 17,041,072	$ 17,041,072
Holdings Count | shares	8	8	8
Advisory Fees Paid, Amount	$ 57,343
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$17,041,072
Number of Holdings	8
Total Advisory Fee	$57,343
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 45.6 International Equity Funds 37.5 Bond Funds 16.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 45.6 International Equity Funds - 37.5 Bond Funds - 16.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 45.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 25.5 Fidelity Series Sustainable Emerging Markets Fund 12.0 Fidelity Series Sustainable Investment Grade Bond Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 5.9 Fidelity Series International Developed Markets Bond Index Fund 2.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Treasury Bill Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2070 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2070 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2070 Fund Class A
Trading Symbol	FRCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,664 $11,576 Fidelity Sustainable Target Date 2070 Composite Index℠ $10,000 $10,385 $12,328 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 12.90% 8.72% Class A (without 5.75% sales charge) 19.79% 12.47% Fidelity Sustainable Target Date 2070 Composite Index℠ 18.71% 12.70% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,514,889	$ 2,514,889	$ 2,514,889
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 5,790
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,514,889
Number of Holdings	5
Total Advisory Fee	$5,790
Portfolio Turnover	19%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2060 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2060 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2060 Fund Class C
Trading Symbol	FSZVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.49%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,853 $12,311 $14,630 Fidelity Sustainable Target Date 2060 Composite Index℠ $10,000 $11,842 $12,567 $14,919 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 17.84% 14.07% Class C 18.84% 14.07% Fidelity Sustainable Target Date 2060 Composite Index℠ 18.71% 14.84% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 10,454,369	$ 10,454,369	$ 10,454,369
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 38,021
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,454,369
Number of Holdings	5
Total Advisory Fee	$38,021
Portfolio Turnover	26%

Holdings [Text Block]	Domestic Equity Funds 53.4 International Equity Funds 42.5 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.4 International Equity Funds - 42.5 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.4 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.9 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2030 Fund Class Z
Trading Symbol	FSXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,280 $11,828 $13,509 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 $13,445 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 14.22% 10.97% Fidelity Sustainable Target Date 2030 Composite Index℠ 13.31% 10.79% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,750,333	$ 13,750,333	$ 13,750,333
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 44,190
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%

Holdings [Text Block]	Bond Funds 39.1 Domestic Equity Funds 32.0 International Equity Funds 28.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.1 Domestic Equity Funds - 32.0 International Equity Funds - 28.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 21.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.3 Fidelity Series Sustainable Emerging Markets Fund 9.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.3 Fidelity Series Treasury Bill Index Fund 0.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2050 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity® Sustainable Target Date 2050 Fund Class K
Trading Symbol	FSZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $11,969 $12,562 $15,099 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 $14,926 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 20.19% 15.32% Fidelity Sustainable Target Date 2050 Composite Index℠ 18.77% 14.86% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 15,471,673	$ 15,471,673	$ 15,471,673
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 58,369
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 52.5 International Equity Funds 41.8 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.5 International Equity Funds - 41.8 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 52.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.4 Fidelity Series Sustainable Emerging Markets Fund 13.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.8 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2055 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2055 Fund
Class Name	Fidelity® Sustainable Target Date 2055 Fund Class K6
Trading Symbol	FSZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $11,983 $12,586 $15,150 Fidelity Sustainable Target Date 2055 Composite Index℠ $10,000 $11,842 $12,567 $14,920 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 20.37% 15.46% Fidelity Sustainable Target Date 2055 Composite Index℠ 18.72% 14.85% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 12,591,836	$ 12,591,836	$ 12,591,836
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 45,440
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,591,836
Number of Holdings	5
Total Advisory Fee	$45,440
Portfolio Turnover	20%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 42.4 Bond Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 42.4 Bond Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 53.3 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.8 Fidelity Series Sustainable Emerging Markets Fund 13.6 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2030 Fund
Class Name	Fidelity® Sustainable Target Date 2030 Fund Class K
Trading Symbol	FSXHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K $10,000 $11,280 $11,828 $13,514 Fidelity Sustainable Target Date 2030 Composite Index℠ $10,000 $11,231 $11,865 $13,445 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 14.25% 10.98% Fidelity Sustainable Target Date 2030 Composite Index℠ 13.31% 10.79% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 13,750,333	$ 13,750,333	$ 13,750,333
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 44,190
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$13,750,333
Number of Holdings	9
Total Advisory Fee	$44,190
Portfolio Turnover	43%

Holdings [Text Block]	Bond Funds 39.1 Domestic Equity Funds 32.0 International Equity Funds 28.5 Short-Term Funds 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.1 Domestic Equity Funds - 32.0 International Equity Funds - 28.5 Short-Term Funds - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 32.0 Fidelity Series Sustainable Investment Grade Bond Fund 21.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 19.3 Fidelity Series Sustainable Emerging Markets Fund 9.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 4.3 Fidelity Series Treasury Bill Index Fund 0.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2020 Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class Z
Trading Symbol	FSWKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,974 $11,516 $12,854 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 $12,818 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 11.62% 9.08% Fidelity Sustainable Target Date 2020 Composite Index℠ 10.83% 8.97% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,894,601	$ 4,894,601	$ 4,894,601
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 17,933
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.5 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.5 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 33.0 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Sustainable Emerging Markets Fund 7.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 1.8 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2020 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2020 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2020 Fund Class C
Trading Symbol	FSWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.43%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $10,862 $11,286 $12,455 Fidelity Sustainable Target Date 2020 Composite Index℠ $10,000 $10,956 $11,565 $12,818 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 9.37% 7.89% Class C 10.37% 7.89% Fidelity Sustainable Target Date 2020 Composite Index℠ 10.83% 8.97% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,894,601	$ 4,894,601	$ 4,894,601
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 17,933
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,894,601
Number of Holdings	9
Total Advisory Fee	$17,933
Portfolio Turnover	31%

Holdings [Text Block]	Bond Funds 53.4 Domestic Equity Funds 23.6 International Equity Funds 22.5 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 53.4 Domestic Equity Funds - 23.6 International Equity Funds - 22.5 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 33.0 Fidelity Series Sustainable U.S. Market Fund 23.6 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 15.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.0 Fidelity Series Sustainable Emerging Markets Fund 7.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.9 Fidelity Series Long-Term Treasury Bond Index Fund 1.8 Fidelity Series Treasury Bill Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2050 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2050 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2050 Fund Class I
Trading Symbol	FSZBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class I $10,000 $11,962 $12,538 $15,062 Fidelity Sustainable Target Date 2050 Composite Index℠ $10,000 $11,842 $12,567 $14,926 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 20.13% 15.22% Fidelity Sustainable Target Date 2050 Composite Index℠ 18.77% 14.86% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 15,471,673	$ 15,471,673	$ 15,471,673
Holdings Count | shares	5	5	5
Advisory Fees Paid, Amount	$ 58,369
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$15,471,673
Number of Holdings	5
Total Advisory Fee	$58,369
Portfolio Turnover	27%

Holdings [Text Block]	Domestic Equity Funds 52.5 International Equity Funds 41.8 Bond Funds 5.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.5 International Equity Funds - 41.8 Bond Funds - 5.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 52.5 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 28.4 Fidelity Series Sustainable Emerging Markets Fund 13.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 0.8 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Target Date Retirement Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date Retirement Fund
Class Name	Fidelity® Sustainable Target Date Retirement Fund Class K6
Trading Symbol	FSUWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class K6 $10,000 $10,503 $11,064 $11,877 Fidelity Sustainable Target Date Retirement Composite Index℠ $10,000 $10,532 $11,107 $11,869 Bloomberg U.S. Aggregate Bond Index $10,000 $10,089 $10,582 $11,042 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 7.35% 6.13% Fidelity Sustainable Target Date Retirement Composite Index℠ 6.87% 6.11% Bloomberg U.S. Aggregate Bond Index 4.35% 3.49% A From May 11, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,408,373	$ 1,408,373	$ 1,408,373
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 4,739
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,408,373
Number of Holdings	9
Total Advisory Fee	$4,739
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 66.4 International Equity Funds 15.5 Domestic Equity Funds 13.1 Short-Term Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.4 International Equity Funds - 15.5 Domestic Equity Funds - 13.1 Short-Term Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable Investment Grade Bond Fund 37.0 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 22.0 Fidelity Series Sustainable U.S. Market Fund 13.1 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 10.3 Fidelity Series Sustainable Emerging Markets Fund 5.2 Fidelity Series Treasury Bill Index Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 1.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Sustainable Target Date Income Fund to Fidelity® Sustainable Target Date Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Target Date 2025 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Target Date 2025 Fund
Class Name	Fidelity Advisor® Sustainable Target Date 2025 Fund Class C
Trading Symbol	FSWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Target Date 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.44%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolio notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an underweight positioning, on average, in U.S. investment-grade bonds.
•From an underlying portfolio standpoint, the largest individual relative contributor this period was an investment in Fidelity® Series Sustainable U.S. Markets Fund (+21.93%), which outpaced its benchmark, the MSCI USA IMI ESG Focus Dynamic Weighted Index (+18.10%) for the 12 months.
•Also contributing was Fidelity® Series Sustainable Emerging Markets Fund (+34.95%), which topped the 29.50% return of its benchmark, the MSCI EM ESG Focus Index.
•In contrast, investment performance in the underlying non-U.S. developed-markets equities portfolio detracted from the Fund's relative result. Here, Fidelity® Series Sustainable Non-U.S. Developed Markets Fund (+19.09%) trailed its benchmark, the MSCI World ex USA ESG Focus Index (+22.24%).
•An overweight allocation to long-term U.S. Treasury bonds also hurt the Fund's relative performance this period.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 11, 2023 through March 31, 2026. Initial investment of $10,000. Class C $10,000 $11,017 $11,418 $12,761 Fidelity Sustainable Target Date 2025 Composite Index℠ $10,000 $11,087 $11,705 $13,131 S&P 500® Index $10,000 $12,902 $13,967 $16,453 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 10.77% 8.80% Class C 11.77% 8.80% Fidelity Sustainable Target Date 2025 Composite Index℠ 12.18% 9.88% S&P 500® Index 17.80% 18.80% A From May 11, 2023 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,827,884	$ 5,827,884	$ 5,827,884
Holdings Count | shares	9	9	9
Advisory Fees Paid, Amount	$ 15,956
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,827,884
Number of Holdings	9
Total Advisory Fee	$15,956
Portfolio Turnover	29%

Holdings [Text Block]	Bond Funds 45.3 Domestic Equity Funds 28.2 International Equity Funds 25.9 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 45.3 Domestic Equity Funds - 28.2 International Equity Funds - 25.9 Short-Term Funds - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Sustainable U.S. Market Fund 28.2 Fidelity Series Sustainable Investment Grade Bond Fund 24.8 Fidelity Series Sustainable Non-U.S. Developed Markets Fund 17.5 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 10.1 Fidelity Series Sustainable Emerging Markets Fund 8.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.4 Fidelity Series International Developed Markets Bond Index Fund 4.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.6 Fidelity Series Treasury Bill Index Fund 0.6 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec